AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 15, 2005

                                                              File No. 033-50718
                                                              File No. 811-07102

                          U.S. SECURITIES AND EXCHANGE
                             COMMISSION WASHINGTON,
                                   D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                  [ ]
                      POST-EFFECTIVE AMENDMENT NO. 44                        [X]
                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                              AMENDMENT NO. 46                               [X]


                       THE ADVISORS' INNER CIRCLE FUND II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                          Boston, Massachusetts 02110
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)


       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          ---------------

                                 James F. Volk
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:
      Richard W. Grant, Esquire                   John M. Ford, Esquire
      Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
      One Oxford Centre                           1701 Market Street
      Pittsburgh, Pennsylvania 15219-6401         Philadelphia, PA  19103-2921

   It is proposed that this filing become effective (check appropriate box):

                   [ ] Immediately upon filing pursuant to paragraph (b)
                   [ ] On [insert date] pursuant to paragraph (b)
                   [ ] 60  days after filing pursuant to paragraph (a)(1)
                   [ ] On [date] pursuant to paragraph (a)(1)
                   [X] 75 days after filing pursuant to paragraph (a)(2)
                   [ ] On [date] pursuant to paragraph (a) of Rule 485.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                               SEPTEMBER 30, 2005

                        LIBERTY CORNER STANDARD & POOR'S
                        COMMODITY INDEX TOTAL RETURN FUND

                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                          LIBERTY CORNER ADVISORS, LLC


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Liberty Corner Standard & Poor's Commodity Index Total Return Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                           PAGE
     FUND INVESTMENT OBJECTIVE...............................................1
     PRINCIPAL INVESTMENT STRATEGIES.........................................1
     PRINCIPAL RISKS OF INVESTING IN THE FUND................................2
     PERFORMANCE INFORMATION.................................................3
     FUND FEES AND EXPENSES..................................................3
     MORE INFORMATION ABOUT RISK.............................................5
     MORE INFORMATION ABOUT FUND INVESTMENTS.................................7
     INFORMATION ABOUT PORTFOLIO HOLDINGS....................................8
     INVESTMENT ADVISER......................................................8
     PORTFOLIO MANAGERS......................................................8
     PURCHASING AND SELLING FUND SHARES......................................9
     OTHER POLICIES..........................................................15
     DIVIDENDS AND DISTRIBUTIONS.............................................18
     TAXES...................................................................18
HOW TO OBTAIN MORE INFORMATION ABOUT THE
LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX
TOTAL RETURN COMMODITIES FUND......................................Back Cover

                LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX
                          TOTAL RETURN COMMODITIES FUND


FUND INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long term capital appreciation through investment returns that substantially correlate to the performance of the Standard & Poor's Commodity Index Replication Index (SPCI-RI). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of commodity-linked derivative instruments backed by a portfolio of U.S. Government securities and other debt obligations. Under normal circumstances, substantially all, but at least 80%, of the Fund's assets will be directly invested in or otherwise exposed as collateral to commodity-linked derivative instruments that have economic characteristics similar to commodities. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The commodity-linked derivative instruments in which the Fund may invest include commodity swap agreements, options, futures contracts, and options on futures contracts, as well as commodity-linked notes, which provide exposure to the investment returns of the commodities markets as an alternative to direct investments in physical commodities. The Fund's commodity-linked derivative instruments will be allocated among a variety of different commodity sectors, based on the weightings of the Fund's benchmark index, the SPCI-RI. The SPCI-RI measures the price changes and rebalancing trading profits and interest return on cash in a collateral account in a crosssection of agricultural and industrial commodities with actively-traded futures contracts. The Fund endeavors to replicate the SPCI-RI by following the benchmark's weightings and methodology. Commodity index benchmarks "roll" and rebalance according to a stated methodology and replication is therefore expected to be more active than with traditional asset class benchmarks.

The Fund will invest in debt securities as collateral for its investments in commodity-linked derivative instruments. These debt securities may include bonds, debentures, notes, master notes, and other debt securities of U.S. and non-U.S. corporate and other issuers, issued publicly or through private placements, including commercial paper, as well as U.S. Government securities, agencies and government sponsored enterprises, municipal securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, event-linked securities, inflation-indexed bonds, and repurchase agreements. The rate of interest on these debt securities may be fixed, floating or variable.

The Fund's portfolio of debt securities will have a minimum credit quality that is investment grade, defined as Baa by Moody's, or BBB by either S&P or Fitch. The average portfolio duration of the debt securities portion of the Fund's portfolio normally will not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund's investments in debt securities is normally not expected to exceed three years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. The Adviser believes that this short duration range minimizes exposure to price changes of its portfolio of debt securities due to interest rate volatility and related risk while still offering the potential opportunity for capital appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MANAGEMENT RISK - The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

COMMODITIES MARKET RISK - Because the Fund invests commodity-linked derivative instruments, it is exposed to the price movements of the commodities markets and subject the Fund to the risk that it may perform poorly during a downturn in those markets. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. In addition, the returns of the SPCI have at times been and likely will continue to be extremely volatile over relatively short periods depending on the movements in the commodity sectors in which the index may be concentrated at any particular time. Therefore, to the extent the Fund allocates its commodity-linked derivative investments in the same way as the weightings of the Standard and Poor's Commodity Index, the returns on the commodity-linked portion of the Fund's investments may also from time to time be extremely volatile and fluctuate significantly over relatively short periods as well as over the long term.

DERIVATIVES RISK - The Fund's use of commodity-linked derivative instruments such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the commodities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from counterparties to commodity-linked derivative instruments in which the Fund invests. If a counterparty defaults on its payment obligations to the Fund, this default may cause the value of your investment in the Fund to decrease.

DEBT SECURITIES RISK - The market value of the Fund's debt securities will change in response to interest rate changes and other factors, such as market perceptions of an issuer's credit risk. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   5.00%
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
percentage of offering price)                                                                          None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
--------------------------------------------------------------------------------------------- ------------------------

* This redemption fee is only applicable to shares sold within 30 days of their purchase date. This fee is not a sales charge and is payable directly to the Fund. In addition, the Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              X.XX%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       X.XX%
                                                                                      -----
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses**                                                     X.XX%
                                                                                      -----
------------------------------------------------------------ ---------------------------------------------------------
Less Fee Waivers and Expense Reimbursements                                           X.XX%
                                                                                      -----
------------------------------------------------------------ ---------------------------------------------------------
Net Expenses                                                                          X.XX%
------------------------------------------------------------ ---------------------------------------------------------

* Other Expenses are based on estimated amounts for the current fiscal year. ** The Fund's adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the "Net Expenses" shown above for a period of one year from the date of this prospectus. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Operating Expenses" and the "Net Expenses" above to recapture any of its prior waivers or reimbursements.

For more information about Investment Advisory fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   --------------------------------- --------------------------------
                1 YEAR                           3 YEARS
   --------------------------------- --------------------------------
                 $XXX                             $XXX
   --------------------------------- --------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's investment adviser invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

DERIVATIVES RISK - Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps as discussed below) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes.

         FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges. At the Adviser's discretion, the Fund may from time to time hold futures contracts into delivery notice period, which may result in the issuance of delivery certificates by the associated futures exchange. In those circumstances, it is the Adviser's intention to re-tender delivery certificates and repurchase deferred futures contracts in order to forgo delivery of the physical commodity.

         OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

         SWAP AGREEMENTS - The Funds may enter into swap agreements for purposes of attempting to gain exposure to a particular group of commodities or to an index of commodities without actually purchasing those stocks, or to hedge a position. The Funds will use swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with traditional securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

         COMMODITY-LINKED STRUCTURED NOTES - A "commodity-linked" or "index-linked" note pays a return linked to the performance of a commodity or basket of commodities over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity (or basket). These notes may be referred to as "structured" because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other corporations. The values of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. At maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In addition to the risks discussed above, the Fund's use of derivatives will subject the Fund to the following risks:

    o HEDGING RISK - The success of a hedging strategy may depend on the Advisor's ability to accurately predict movements in the prices of individual securities or commodities, fluctuations in markets, and movements in interest rates.

    o LEVERAGE RISK - The leverage associated with derivative instruments may cause the Fund to experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

    o CORRELATION RISK - There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of derivatives.

    o LIQUIDITY RISK - There may not be a liquid secondary market for derivatives. The commodity-linked notes and swaps in which the fund will invest may be illiquid and thus, they may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

    o TRADING RESTRICTIONS - Trading restrictions or limitations may be imposed by an exchange or applicable governmental regulations.

    o COUNTERPARTY CREDIT RISK - The fund will be subject to credit risk with respect to derivative contracts entered into by the fund or held by special purpose or structured vehicles in which the fund invests. This is a principal risk for the fund because it will normally invest in commodity-linked derivative instruments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Advisor typically requires that the fund's counterparties to commodity-linked derivative instruments post collateral equivalent to their obligations under the derivative. Moreover, the fund typically enters into commodity-linked derivative transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Advisor to be of comparable quality.

    o ADVERSE TAX TREATMENT RISK - The status of commodity-linked derivative instruments, including swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") is not certain. The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provisions of the Code. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to the risk of diminished investment returns. For more information on the tax treatment of the Fund, see "Tax Information."

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. On a monthly basis, the Fund will post its complete portfolio holdings on the internet at [http://sei2funds.seic.com/libertycorner]. The information on the website is provided with a lag of at least [30] days.

INVESTMENT ADVISER

Liberty Corner Advisors, LLC (Adviser), a Delaware limited liability company formed in 2005, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 47 Maple Street, Suite 101, Summit, NJ 07901. As of [September 1, 2005], the Adviser had approximately [$12] billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of X.XX% based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding X.XX% for a period of one year from the date of this prospectus. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total annual operating expenses and X.XX% to recapture any of its prior waivers or reimbursements.

PORTFOLIO MANAGERS


Mr. Basil Bourque has served as Managing Director of the Adviser since January 2005 and as Managing Director of Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since January 2000. He has co-managed the Fund since its inception. He has more than [18] years of investment experience.

Mr. William T. Pigott has served as Managing Director of the Adviser since January 2005 and as Managing Director of Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since January 2000. He has co-managed the Fund since its inception. He has more than [18] years of investment experience.

Mr. Michael Saunders has served as a Portfolio Manager of the Adviser since January 2005 and as a Portfolio Manager at Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since (MONTH) 2001. He has co-managed the Fund since its inception. He has more than [4] years of investment experience.

Ms. Miriam Yoshida has served as Senior Portfolio Manager of the Adviser since January 2005 and as a Portfolio Manager at Liberty Corner Cash Management, LLC

(an affiliate of the Adviser) since January 2000. She has co-managed the Fund since its inception. She has more than [14] years of investment experience.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call [TELEPHONE NUMBER TO BE PROVIDED].

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Liberty Corner Standard & Poor's Commodity Index Total Return Fund
P.O. Box 219009
Kansas City MO 64121-9009

EXPRESS MAIL ADDRESS

Liberty Corner Standard & Poor's Commodity Index Total Return Fund 430 W 7th Street
Kansas City MO 64105

BY WIRE

To open an account by wire, first call [TELEPHONE NUMBER TO BE PROVIDED] for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA#: 101000695
Liberty Corner Standard & Poor's Commodity Index Total Return Fund
DDA# 9870523965
Ref: account number/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000. There is a $100 minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

SALES CHARGES

FRONT-END SALES CHARGES -CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

------------------------------------------------ ----------------------------------- --------------------------------
                                                        YOUR SALES CHARGE AS A            YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                               PERCENTAGE OF OFFERING PRICE    PERCENTAGE OF YOUR NET INVESTMENT
------------------------------------------------ ----------------------------------- --------------------------------
LESS THAN $100,000                                            [5.00%]                             X.XX%
$100,000 BUT LESS THAN $250,000                                X.XX%                              X.XX%
$250,000 BUT LESS THAN $500,000                                X.XX%                              X.XX
$500,000 BUT LESS THAN $1,000,000                              X.XX%                              X.XX
$1,000,000 AND OVER                                           [None]                             [None]
------------------------------------------------ ----------------------------------- --------------------------------

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Fund or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

[WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on Class A Shares purchased:

o    through reinvestment of dividends and distributions;
o    through a Liberty Corner Advisors, LLC asset allocation account;
o    by persons repurchasing shares they redeemed within the last 30 days
     (see Repurchase of Class A Shares);
o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
o by directors, employees and retirees of Liberty Corner Advisors, LLC and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;
o    by Trustees and officers of The Advisors' Inner Circle Fund II;
o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.]

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares of the Fund you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the Fund's sales charges may be obtained free of charge by calling toll-free [TELEPHONE NUMBER TO BE PROVIDED] or on the Fund's website at [URL ADDRESS TO BE PROVIDED].

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at [TELEPHONE NUMBER TO BE PROVIDED].

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund invests in derivatives linked to the performance of commodities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in more traditional securities. In instances where a significant event that affects the value of one or more investments held by the Fund takes place after the close of its primary trading market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a commodity caused by this event until the commodities market reopens (sometimes referred to as "price" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of its commodity-linked derivatives for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

    o Shareholders are restricted from making more than 2 "round trips" into or out of the Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

    o The Fund assesses a redemption fee of 2% on redemptions by shareholders of shares if sold within 30 days of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

    o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2% redemption fee on redemptions of shares if sold within 30 days of their purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the shares of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. For example, certain group retirement plans' processing systems are incapable of properly applying the Fund's redemption fee to its underlying participants.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) redemptions resulting from certain transfers upon the death of a shareholder; (ii) redemptions by certain pension plans as required by law or by regulatory authorities; and (iii) retirement loans and withdrawals. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign securities, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning whether certain commodity-linked derivative instruments entered into by the Fund should constitute securities for purposes of the Qualifying Income test. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

BENCHMARK INFORMATION

"Standard & Poor's (R)", "S&P(R)" and "SPCI" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Liberty Corner Advisors. The Product(s) is/are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

The Product(s) is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the S&P Commodity Index to track the performance of the United States physical commodities market. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P Commodity Index that is determined, composed and calculated by S&P without regard to the Licensee or the Product(s). S&P has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the S&P Commodity Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. S&P has not obligation or liability in connection with the administration, marketing or trading of the Product(s).

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Any changes in the foregoing disclaimers and limitations must be approved in advance in writing by an authorized officer of S&P.

       LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX TOTAL RETURN FUND

INVESTMENT ADVISER
Liberty Corner Advisors, LLC
47 Maple Street, Suite 101
Summit, NJ 07901

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE: [TELEPHONE NUMBER TO BE PROVIDED]

BY MAIL: Liberty Corner Standard & Poor's Commodity Index Total Return Fund [ADDRESS TO BE PROVIDED]


FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.


                                                                   [Insert Code]

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                               SEPTEMBER 30, 2005

       LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX TOTAL RETURN FUND

                              INSTITUTIONAL SHARES

                               INVESTMENT ADVISER:
                          LIBERTY CORNER ADVISORS, LLC



  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Liberty Corner Standard & Poor's Commodity Index Total Return Fund (Fund) is a separate series of The Advisors' Inner Circle Fund II (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                            PAGE
     FUND INVESTMENT OBJECTIVE...............................................1
     PRINCIPAL INVESTMENT STRATEGIES.........................................1
     PRINCIPAL RISKS OF INVESTING IN THE FUND................................2
     PERFORMANCE INFORMATION.................................................3
     FUND FEES AND EXPENSES..................................................3
     MORE INFORMATION ABOUT RISK.............................................5
     MORE INFORMATION ABOUT FUND INVESTMENTS.................................7
     INFORMATION ABOUT PORTFOLIO HOLDINGS....................................8
     INVESTMENT ADVISER......................................................8
     PORTFOLIO MANAGERS......................................................8
     PURCHASING AND SELLING FUND SHARES......................................9
     OTHER POLICIES.........................................................12
     DIVIDENDS AND DISTRIBUTIONS............................................15
     TAXES..................................................................15
HOW TO OBTAIN MORE INFORMATION ABOUT THE
LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX
TOTAL RETURN COMMODITIES FUND.......................................Back Cover

                LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX
                          TOTAL RETURN COMMODITIES FUND

FUND INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long term capital appreciation through investment returns that substantially correlate to the performance of the Standard & Poor's Commodity Index Replication Index (SPCI-RI). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of commodity-linked derivative instruments backed by a portfolio of U.S. Government securities and other debt obligations. Under normal circumstances, substantially all, but at least 80%, of the Fund's assets will be directly invested in or otherwise exposed as collateral to commodity-linked derivative instruments that have economic characteristics similar to commodities. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The commodity-linked derivative instruments in which the Fund may invest include commodity swap agreements, options, futures contracts, and options on futures contracts, as well as commodity-linked notes, which provide exposure to the investment returns of the commodities markets as an alternative to direct investments in physical commodities. The Fund's commodity-linked derivative instruments will be allocated among a variety of different commodity sectors, based on the weightings of the Fund's benchmark index, the SPCI-RI. The SPCI-RI measures the price changes and rebalancing trading profits and interest return on cash in a collateral account in a crosssection of agricultural and industrial commodities with actively-traded futures contracts. The Fund endeavors to replicate the SPCI-RI by following the benchmark's weightings and methodology. Commodity index benchmarks "roll" and rebalance according to a stated methodology and replication is therefore expected to be more active than with traditional asset class benchmarks.

The Fund will invest in debt securities as collateral for its investments in commodity-linked derivative instruments. These debt securities may include bonds, debentures, notes, master notes, and other debt securities of U.S. and non-U.S. corporate and other issuers, issued publicly or through private placements, including commercial paper, as well as U.S. Government securities, agencies and government sponsored enterprises, municipal securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, event-linked securities, inflation-indexed bonds, and repurchase agreements. The rate of interest on these debt securities may be fixed, floating or variable.

The Fund's portfolio of debt securities will have a minimum credit quality that is investment grade, defined as Baa by Moody's, or BBB by either S&P or Fitch. The average portfolio duration of the debt securities portion of the Fund's portfolio normally will not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund's investments in debt securities is normally not expected to exceed three years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. The Adviser believes that this short duration range minimizes exposure to price changes of its portfolio of debt securities due to interest rate volatility and related risk while still offering the potential opportunity for capital appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MANAGEMENT RISK - The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

COMMODITIES MARKET RISK - Because the Fund invests commodity-linked derivative instruments, it is exposed to the price movements of the commodities markets and subject the Fund to the risk that it may perform poorly during a downturn in those markets. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. In addition, the returns of the SPCI have at times been and likely will continue to be extremely volatile over relatively short periods depending on the movements in the commodity sectors in which the index may be concentrated at any particular time. Therefore, to the extent the Fund allocates its commodity-linked derivative investments in the same way as the weightings of the Standard and Poor's Commodity Index, the returns on the commodity-linked portion of the Fund's investments may also from time to time be extremely volatile and fluctuate significantly over relatively short periods as well as over the long term.

DERIVATIVES RISK - The Fund's use of commodity-linked derivative instruments such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the commodities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from counterparties to commodity-linked derivative instruments in which the Fund invests. If a counterparty defaults on its payment obligations to the Fund, this default may cause the value of your investment in the Fund to decrease.

DEBT SECURITIES RISK - The market value of the Fund's debt securities will change in response to interest rate changes and other factors, such as market perceptions of an issuer's credit risk. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
percentage of offering price)                                                                          None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
--------------------------------------------------------------------------------------------- ------------------------

* This redemption fee is only applicable to shares sold within 30 days of their purchase date. This fee is not a sales charge and is payable directly to the Fund. In addition, the Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              X.XX%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       X.XX%
                                                                                      -----
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses**                                                     X.XX%
                                                                                      -----
------------------------------------------------------------ ---------------------------------------------------------
Less Fee Waivers and Expense Reimbursements                                           X.XX%
                                                                                      -----
------------------------------------------------------------ ---------------------------------------------------------
Net Expenses                                                                          X.XX%
------------------------------------------------------------ ---------------------------------------------------------

* Other Expenses are based on estimated amounts for the current fiscal year. ** The Fund's adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the "Net Expenses" shown above for a period of one year from the date of this prospectus. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Operating Expenses" and the "Net Expenses" above to recapture any of its prior waivers or reimbursements.

For more information about Investment Advisory fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     --------------------------------- --------------------------------
                  1 YEAR                           3 YEARS
     --------------------------------- --------------------------------
                   $XXX                             $XXX
     --------------------------------- --------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's investment adviser invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

DERIVATIVES RISK - Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps as discussed below) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes.

         FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges. At the Adviser's discretion, the Fund may from time to time hold futures contracts into delivery notice period, which may result in the issuance of delivery certificates by the associated futures exchange. In those circumstances, it is the Adviser's intention to re-tender delivery certificates and repurchase deferred futures contracts in order to forgo delivery of the physical commodity.

         OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds. Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

         SWAP AGREEMENTS - The Funds may enter into swap agreements for purposes of attempting to gain exposure to a particular group of commodities or to an index of commodities without actually purchasing those stocks, or to hedge a position. The Funds will use swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with traditional securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

         COMMODITY-LINKED STRUCTURED NOTES - A "commodity-linked" or "index-linked" note pays a return linked to the performance of a commodity or basket of commodities over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity (or basket). These notes may be referred to as "structured" because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other corporations. The values of these notes will rise or fall in response to changes in the underlying commodity or related index or investment. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. At maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In addition to the risks discussed above, the Fund's use of derivatives will subject the Fund to the following risks:

    o HEDGING RISK - The success of a hedging strategy may depend on the Advisor's ability to accurately predict movements in the prices of individual securities or commodities, fluctuations in markets, and movements in interest rates.

    o LEVERAGE RISK - The leverage associated with derivative instruments may cause the Fund to experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

    o CORRELATION RISK - There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of derivatives.

    o LIQUIDITY RISK - There may not be a liquid secondary market for derivatives. The commodity-linked notes and swaps in which the fund will invest may be illiquid and thus, they may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

    o TRADING RESTRICTIONS - Trading restrictions or limitations may be imposed by an exchange or applicable governmental regulations.

    o COUNTERPARTY CREDIT RISK - The fund will be subject to credit risk with respect to derivative contracts entered into by the fund or held by special purpose or structured vehicles in which the fund invests. This is a principal risk for the fund because it will normally invest in commodity-linked derivative instruments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Advisor typically requires that the fund's counterparties to commodity-linked derivative instruments post collateral equivalent to their obligations under the derivative. Moreover, the fund typically enters into commodity-linked derivative transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Advisor to be of comparable quality.

    o ADVERSE TAX TREATMENT RISK - The status of commodity-linked derivative instruments, including swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") is not certain. The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provisions of the Code. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to the risk of diminished investment returns. For more information on the tax treatment of the Fund, see "Tax Information."

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Fund's adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. On a monthly basis, the Fund will post its complete portfolio holdings on the internet at [http://sei2funds.seic.com/libertycorner]. The information on the website is provided with a lag of at least [30] days.

INVESTMENT ADVISER

Liberty Corner Advisors, LLC (Adviser), a Delaware limited liability company formed in 2005, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 47 Maple Street, Suite 101, Summit, NJ 07901. As of [September 1, 2005], the Adviser had approximately [$12] billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of X.XX% based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding X.XX% for a period of one year from the date of this prospectus. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total annual operating expenses and X.XX% to recapture any of its prior waivers or reimbursements.

PORTFOLIO MANAGERS

Mr. Basil Bourque has served as Managing Director of the Adviser since January 2005 and as Managing Director of Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since January 2000. He has co-managed the Fund since its inception. He has more than [18] years of investment experience.

Mr. William T. Pigott has served as Managing Director of the Adviser since January 2005 and as Managing Director of Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since January 2000. He has co-managed the Fund since its inception. He has more than [18] years of investment experience.

Mr. Michael Saunders has served as a Portfolio Manager of the Adviser since January 2005 and as a Portfolio Manager at Liberty Corner Cash Management, LLC (an affiliate of the Adviser) since (MONTH) 2001. He has co-managed the Fund since its inception. He has more than [4] years of investment experience.

Ms. Miriam Yoshida has served as Senior Portfolio Manager of the Adviser since January 2005 and as a Portfolio Manager at Liberty Corner Cash Management, LLC

(an affiliate of the Adviser) since January 2000. She has co-managed the Fund since its inception. She has more than [14] years of investment experience.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call [TELEPHONE NUMBER TO BE PROVIDED].

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by third-party or credit card checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS

Liberty Corner Standard & Poor's Commodity Index Total Return Fund
P.O. Box 219009
Kansas City MO 64121-9009

EXPRESS MAIL ADDRESS

Liberty Corner Standard & Poor's Commodity Index Total Return Fund 430 W 7th Street
Kansas City MO 64105

BY WIRE

To open an account by wire, first call [TELEPHONE NUMBER TO BE PROVIDED] for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA#: 101000695
Liberty Corner Standard & Poor's Commodity Index Total Return Fund
DDA# 9870523965
Ref: account number/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees. These methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Fund's Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000. There is a $100 minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at [TELEPHONE NUMBER TO BE PROVIDED].

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Fund invests in derivatives linked to the performance of commodities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in more traditional securities. In instances where a significant event that affects the value of one or more investments held by the Fund takes place after the close of its primary trading market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a commodity caused by this event until the commodities market reopens (sometimes referred to as "price" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's securities do not reflect their fair value. The Fund has procedures designed to determine the fair value of its commodity-linked derivatives for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Fund's policies and procedures by the use of multiple accounts. The Fund's policies and procedures include:

    o Shareholders are restricted from making more than 2 "round trips" into or out of the Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

    o The Fund assesses a redemption fee of 2% on redemptions by shareholders of shares if sold within 30 days of their purchase (subject to certain exceptions as discussed below in "Redemption Fees").

    o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2% redemption fee on redemptions of shares if sold within 30 days of their purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the shares of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is applicable to shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. For example, certain group retirement plans' processing systems are incapable of properly applying the Fund's redemption fee to its underlying participants.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) redemptions resulting from certain transfers upon the death of a shareholder; (ii) redemptions by certain pension plans as required by law or by regulatory authorities; and (iii) retirement loans and withdrawals. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign securities, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning whether certain commodity-linked derivative instruments entered into by the Fund should constitute securities for purposes of the Qualifying Income test. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

BENCHMARK INFORMATION

"Standard & Poor's (R)", "S&P(R)" and "SPCI" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Liberty Corner Advisors. The Product(s) is/are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

The Product(s) is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the S&P Commodity Index to track the performance of the United States physical commodities market. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P Commodity Index that is determined, composed and calculated by S&P without regard to the Licensee or the Product(s). S&P has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the S&P Commodity Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. S&P has not obligation or liability in connection with the administration, marketing or trading of the Product(s).

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P COMMODITY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Any changes in the foregoing disclaimers and limitations must be approved in advance in writing by an authorized officer of S&P.

       LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX TOTAL RETURN FUND

INVESTMENT ADVISER
Liberty Corner Advisors, LLC
47 Maple Street, Suite 101
Summit, NJ 07901

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE: [TELEPHONE NUMBER TO BE PROVIDED]

BY MAIL: Liberty Corner Standard & Poor's Commodity Index Total Return Fund [ADDRESS TO BE PROVIDED]



FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.


                                                                   [Insert Code]

                      STATEMENT OF ADDITIONAL INFORMATION

       LIBERTY CORNER STANDARD & POOR'S COMMODITY INDEX TOTAL RETURN FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                               SEPTEMBER 30, 2005

                              INVESTMENT ADVISER:
                          LIBERTY CORNER ADVISORS, LLC


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Liberty Corner Standard & Poor's Commodity Index Total Return Fund (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated September 30, 2005.

                                TABLE OF CONTENTS

THE TRUST......................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES................1
DESCRIPTION OF PERMITTED INVESTMENTS...........................................2
INVESTMENT LIMITATIONS........................................................15
THE ADVISER...................................................................17
THE PORTFOLIO MANAGERS........................................................17
THE ADMINISTRATOR.............................................................18
THE DISTRIBUTOR...............................................................19
THE TRANSFER AGENT............................................................19
THE CUSTODIAN.................................................................19
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................19
LEGAL COUNSEL.................................................................19
TRUSTEES AND OFFICERS OF THE TRUST............................................20
PURCHASING AND REDEEMING SHARES...............................................24
DETERMINATION OF NET ASSET VALUE..............................................25
TAXES.........................................................................25
FUND TRANSACTIONS.............................................................27
PORTFOLIO HOLDINGS............................................................29
DESCRIPTION OF SHARES.........................................................30
SHAREHOLDER LIABILITY.........................................................30
LIMITATION OF TRUSTEES' LIABILITY.............................................30
PROXY VOTING..................................................................30
CODE OF ETHICS................................................................31
APPENDIX A - RATINGS.........................................................A-1

September 30, 2005

THE TRUST

GENERAL. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information. The Trust reserves the right to create and issue additional classes of shares of the Fund.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Institutional and Class A Shares. [The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements.] Minimum investment requirements and investor eligibility are described in the prospectus. The Trust reserves the right to create and issue additional classes of shares. For information on shareholder servicing and distribution expenses, see the "Distributor."

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek long term capital appreciation through investment returns that substantially correlate to the performance of the Standard & Poor's Commodity Index Replication Index (SPCI-RI). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-linked derivative instruments backed by a portfolio of U.S. Government securities and other debt obligations. Under normal circumstances, substantially all, but at least 80%, of the Fund's assets will be directly invested in or otherwise exposed as collateral to commodity-linked derivative instruments that have economic characteristics similar to commodities. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The commodity-linked derivative instruments in which the Fund may invest include commodity swap agreements, options, futures contracts, and options on futures contracts, as well as commodity-linked notes, which provide exposure to the investment returns of the commodities markets as an alternative to direct investments in physical commodities. The Fund's commodity-linked derivative instruments will be allocated among a variety of different commodity sectors, based on the weightings of the Fund's benchmark index, the SPCI-RI. The SPCI-RI measures the price changes and rebalancing trading profits and interest return on cash in a collateral account in a crosssection of agricultural and industrial commodities with actively-traded futures contracts. The Fund endeavors to replicate the SPCI-RI by following the benchmark's weightings and methodology. Commodity index benchmarks "roll" and rebalance according to a stated methodology and replication is therefore expected to be more active than with traditional asset class benchmarks.

The Fund will invest in debt securities as collateral for its investments in commodity-linked derivative instruments. These debt securities may include bonds, debentures, notes, master notes, and other debt securities of U.S. and non-U.S. corporate and other issuers, issued publicly or through private placements, including commercial paper, as well as U.S. Government securities, agencies and government sponsored enterprises, municipal securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, event-linked securities, inflation-indexed bonds, and repurchase agreements. The rate of interest on these debt securities may be fixed, floating or variable.

The Fund's portfolio of debt securities will have a minimum credit quality that is investment grade, defined as Baa by Moody's, or BBB by either S&P or Fitch. The average portfolio duration of the debt securities portion of the Fund's portfolio normally will not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund's investments in debt securities is normally not expected to exceed three years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. The Adviser believes that this short duration range minimizes exposure to price changes of its portfolio of debt securities due to interest rate volatility and related risk while still offering the potential opportunity for capital appreciation.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. The Fund may invest in commercial paper if rated at least A-2 by Standard & Poor's or at least P-2 by Moody's. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies.

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FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

    o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

    o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

    o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

    o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

DOLLAR ROLLS. The Fund may enter into dollar rolls in which the Fund will buy securities for delivery in the current month and simultaneously contract to resell substantially similar (the same type and coupon) securities on a specified future date from the same party. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to seek to enhance return and not for the purpose of borrowing.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HYBRID INSTRUMENTS. The Commodities Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

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INFLATION-INDEXED BONDS. Inflation-indexed bonds are fixed income securities or other instruments whose principal value or interest is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and may, ultimately, result in a loss of the original amount invested. Moreover, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Additionally, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States. In that case, such investments would not provide protection against inflation in the United States.

The market for inflation-indexed bonds and related instruments is relatively new and is still developing. For this reason, the market may, at times, have relatively low trading volume, which could result in lower liquidity and increased volatility in prices. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond as a result of an inflation rate adjustment will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

ILLIQUID SECURITIES. While the Fund does not anticipate doing so, it may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

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MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Corporation ("Ginnie Mae"), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Corporation ("Fannie Mae"). Principal and interest payments on mortgage-backed securities issued by the Federal Government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks.

Mortgage backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only
(POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Fund invests in CMOs and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. The Fund may also invest in asset-backed securities. Similar to mortgage-backed securities, principal and interest payments made by the borrower on the underlying assets (in this case, assets such as credit card receivables) are passed through to the Fund. In the case of many asset-backed securities, however, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations than those of mortgage backed securities and therefore have been more stable. There also is not expected generally to be a governmental guarantee on asset-backed securities (or the underlying obligations) purchased by the Fund.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the

                                       8

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Fund's investment limitations restricting its purchases of illiquid securities.
The Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

    o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

                                       9

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The Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS. As discussed in the Trust's Prospectuses, the Fund may enter into repurchase agreements with financial institutions. The Fund allows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to

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the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS. The Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

RULE 144A SECURITIES. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

TRACKING ERROR. The following factors may affect the ability of the Fund to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (10) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

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U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

    o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

    o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

    o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

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

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out

SWAP AGREEMENTS. The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other

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to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements. The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice

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exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations that do not entitle the holder to periodic interest payments prior to maturity, but are instead issued at a discount from the face amount due on maturity. The value of these securities consists of the difference between their face value at the time of maturity and the price for which they were acquired. The market value of a bond portfolio containing a significant amount of zero coupon bonds is generally more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With certain U.S. agency or instrumentality bonds there is a risk that the issuer will default on the payment of principal.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

    1. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

    2. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

    3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from purchasing or selling commodity-linked derivative instruments, including swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices.

    4. Purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

    5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitation of the Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

    1. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

    2. Under normal circumstances, substantially all, but at least 80%, of the Fund's assets will be directly invested in or otherwise exposed as collateral to commodity-linked derivative instruments that have economic characteristics similar to commodities. This policy can be changed by the Fund upon 60 days' prior written notice to shareholders.

Except with respect to the Fund's policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

To meet federal tax requirements for qualification as a "regulated investment company," at the close of each quarter of its taxable year, the Fund will (a) limit its investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets; and (b) with respect to 50% of its total assets, limit its investment in the securities of any issuer to 5% of the Fund's total assets and will not purchase more than 10% of the outstanding voting securities of any one issuer.

THE ADVISER

GENERAL. Liberty Corner Advisors, LLC (the "Adviser"), a Delaware limited liability company formed in 2005, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. As of September 1, 2005, the Adviser had approximately [$12] billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of [X.XX%] of the average daily net assets of the Fund.

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. Each of the Fund's portfolio mangers' compensation consists of a fixed salary and retirement plan benefits. The portfolio managers are also paid a discretionary bonus which takes into account performance of the products they manage and profitability of the firm.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Fund is new and, therefore, has not completed a fiscal year.

OTHER ACCOUNTS. In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. [None of the accounts listed below are subject to a performance-based advisory fee] The accounts listed under Mr. Pigott in "other pooled investment vehicles" are subject to performance fees. These accounts trade U.S. Government securities and short-term fixed income futures. Mr. Pigott manages these accounts outside of the Adviser and Liberty Corner Cash Management, LLC. The information below is provided as of June 30, 2005.

------------------ ------------------------------------- ----------------------------------- ---------------------------------------
                                    REGISTERED                       OTHER POOLED
                              INVESTMENT COMPANIES                 INVESTMENT VEHICLES                       OTHER ACCOUNTS
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------
                                                            NUMBER OF                            NUMBER OF
       NAME         NUMBER OF ACCOUNTS    TOTAL ASSETS       ACCOUNTS        TOTAL ASSETS        ACCOUNTS           TOTAL ASSETS
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------
William T.
Pigott                     XX                 XX                2             $7 Million             4             $12.1 Billion
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------

------------------ ------------------------------------- ----------------------------------- ---------------------------------------
                                   REGISTERED                         OTHER POOLED
                              INVESTMENT COMPANIES                 INVESTMENT VEHICLES                       OTHER ACCOUNTS
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------
                                                            NUMBER OF                            NUMBER OF
       NAME         NUMBER OF ACCOUNTS    TOTAL ASSETS       ACCOUNTS        TOTAL ASSETS        ACCOUNTS           TOTAL ASSETS
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------
Basil
Bourque                    XX                 XX                1             $2 Million            XX                   XX
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------
Miriam                     XX                 XX                XX                XX                 4              $12.1 Billion
Yoshida
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------
Michael                    XX                 XX                1             $2 Million             4              $12.1 Billion
Saunders
------------------ ------------------- ----------------- ----------------- ----------------- ------------------ --------------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

          ---------------------------------------------------- -----------------------------------------------
                   FEE (AS A PERCENTAGE OF AGGREGATE
                        AVERAGE ANNUAL ASSETS)                        FUND'S AVERAGE DAILY NET ASSETS
          ---------------------------------------------------- -----------------------------------------------
                                 0.12%                                       First $200 million
          ---------------------------------------------------- -----------------------------------------------
                                 0.10%                                       $200-$250 million
          ---------------------------------------------------- -----------------------------------------------
                                 0.08%                                       $250-$500 million
          ---------------------------------------------------- -----------------------------------------------
                                 0.05%                                       Over $500 million
          ---------------------------------------------------- -----------------------------------------------

The foregoing fee is subject to a minimum annual fee of $100,000 for the Liberty Corner Advisors, LLC fund complex which will initially consists of one portfolio.

    o For each fund of the Trust advised by the Adviser opened hereafter, the minimum annual fee will be increased by $90,000; and

    o For each additional class of shares of a fund established after the initial (1) class of shares per fund, the minimum annual fee will be increased by $15,000.

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DEALER REALLOWANCES. Class A Shares of the Fund are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charges by the Distributor.

THE TRANSFER AGENT

[DST Systems, Inc.] serves as the Fund's transfer agent.

THE CUSTODIAN

[Wachovia Bank, National Association] acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

________________ serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for the overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1993) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1993) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, SEI Investments
- Global Fund Services Limited, SEI Investments Global Limited.

--------------------------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

INDEPENDENT TRUSTEES

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. CEO and President, United Grocers Inc. (wholesale grocery and food distribution) from 1997 to 2000. Director of Crown Pacific Inc. and Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1993) -- Retired. Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation and Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of the Advisors' Inner Circle Fund and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1993) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The MDL Funds, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating

    Committee meets periodically, as necessary, and met once during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

[TO BE UPDATED BASED ON AUGUST 2005 BOARD MEETING]

In consideration of approving the agreement for its initial term, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser proposed to charge the Fund compared with fees charged to comparable accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the Adviser's compliance systems; (h) the Adviser's policies on and compliance procedures for personal securities transactions; (i) the Adviser's reputation, expertise and resources in domestic financial markets; and (j) the past performance record of the members of the Adviser's investment team.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser would provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ --------------------------------------------------------- -------------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------ --------------------------------------------------------- -------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Nesher                                       None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
Doran                                        None                                                     None
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ --------------------------------------------------------- -------------------------------------------------------
Carlbom**                                    None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
Cooney                                       None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
Johnson**                                    None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
Krikorian**                                  None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
Peters                                       None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------

------------------ --------------------------------------------------------- -------------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------ --------------------------------------------------------- -------------------------------------------------------
Storey                                       None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------
Sullivan                                     None                                                     None
------------------ --------------------------------------------------------- -------------------------------------------------------

*   Valuation date is December 31, 2004.
**  Elected on February 18, 2005.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
                                                         PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION       BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST          PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
William M. Doran*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom**                  N/A                       N/A                       N/A            N/A
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
John T. Cooney                       $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
Mitchell A. Johnson**                 N/A                       N/A                       N/A            N/A
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
Betty L. Krikorian**                  N/A                       N/A                       N/A            N/A
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
Robert Patterson***                  $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
Eugene B. Peters                     $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
James M. Storey                      $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------
George J. Sullivan                   $3,432                     N/A                       N/A            $3,432 for service on one
                                                                                                         (1) board
--------------------------- ------------------------- ------------------------- ------------------------ ---------------------------

(1) The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex.
 *  A Trustee who is an "interested person" as defined by the 1940 Act.
**  Elected on February 18, 2005.
*** Resigned on May 17, 2005.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

JAMES F. VOLK (08/28/62) - President (since 2003) - Senior Operations Officer of SEI Investments Fund Accounting and Administration since February 1996. Assistant Chief Accountant at the U.S. Securities & Exchange Commission from 1993 to 1996. Audit Manager at Coopers & Lybrand LLP from 1985 to 1993.

PETER GOLDEN (DOB 06/27/64) - Controller and Chief Financial Officer (since
2001) - Accounting Director of the Administrator since June 2001. Vice President of Funds Administration at J.P. Morgan Chase & Co. from 2000 to 2001. Vice President of Pension and Mutual Fund Accounting at Chase Manhattan Bank from 1997 to 2000. Administrative Officer of Mutual Fund Servicing at Brown Brothers Harriman & Co. prior to 1997.

WILLIAM E. ZITELLI, JR. (DOB 06/14/68) - Chief Compliance Officer (since 2004) - Assistant Secretary of the Administrator and Distributor since August 2000. Vice President at Merrill Lynch & Co. Asset Management Group from 1998 to 2000. Associate at Pepper Hamilton LLP (law firm) from 1997 to 1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) from 1994 to 1997.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary (since
2000) - Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator since 2001 and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm) from 1997 to 1999.

PHILIP T. MASTERSON (DOB 03/12/64) - Vice President and Assistant Secretary (since 2004) - Employed by SEI Investments Company since August 2004. General Counsel at Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel at OppenheimerFunds from 2001 to 2003, after serving as Vice President and Assistant Counsel from 1997 to 2001.

JAMES NDIAYE - (DOB 09/11/68) Vice President and Secretary (since 2004) - Employed by SEI Investments Company since October 2004. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP (law firm) from 2000 to 2003. Counsel and Assistant Vice President at ING Variable Annuities Group from 1999 to 2000. Senior Counsel at The Dreyfus Corporation from 1997 to 1999. Assistant General Counsel at Prudential Securities from 1994 to 1997. Staff Attorney at the National Association of Securities Dealers, Inc. from 1992 to 1994.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the transfer agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Trust and its shareholders that are not described in the Trust's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnership. Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation.

COMMODITIES. As described in the Prospectus, the Fund currently intends to gain its exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Code is not certain. The Fund has not obtained an opinion of counsel, and there are no specific Internal Revenue Service rulings or pronouncements concerning the appropriate treatment of the income produced by certain commodity-linked derivative instruments under the regulated investment company qualification provisions of the Code. If the Fund were to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund, would be subject to diminished investment returns.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or

Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. The Fund is new and, therefore, has not completed a fiscal year.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each July 31, October 31, January 31, and April 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

The Fund provides information about its complete portfolio holdings, updated as of the most recent calendar month on the internet at [HTTP://SEI2FUNDS.SEIC.COM/LIBERTYCORNER]. This information is provided with a lag of at least 30 days and is publicly available to all shareholders.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                               APPENDIX A -RATINGS

                                     RATINGS



The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 44

ITEM 23.  Exhibits:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund II (previously, The Arbor Fund) (the "Registrant"), dated July 24, 1992, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-97-011670 on April 2, 1997.
(a)(2) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated as of February 18, 2004 is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(a)(3) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated February 18, 2004 and August 10, 2004 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(c)      Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement, dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Tax Exempt Money Market Fund, Hancock Horizon Value Fund, Hancock Horizon Strategic Income Fund and Hancock Horizon Growth Fund, is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Schedule dated August 13, 2001 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500231 on October 12, 2001.
(d)(3) Investment Advisory Agreement between the Registrant and Champlain Investment Partners, LLC, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(4) Investment Advisory Agreement between the Registrant and W.H. Reaves & Co. Inc., with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(d)(5) Form of Investment Advisory Agreement between the Registrant and Utendahl Capital Management L.P., with respect to the UCM Institutional Money Market Fund, is incorporated herein by reference to Exhibit
         (d)(5) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(d)(6) Form of Investment Advisory Agreement between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000290 on June 17, 2005.
(d)(7) Form of Investment Advisory Agreement between the Registrant and Liberty Corner Advisors, LLC is filed herewith.
(e)(1) Amended and Restated Distribution Agreement dated January 29, 1993 as amended and restated as of November 12, 2002 between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File
         No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(e)(2) Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(3) AML Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 21, 2000 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(4) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(5) Service Agreement between the Registrant and DST Systems, Inc., with respect to the Champlain Small Company Fund, Reaves Select Research Fund and UCM Institutional Money Market Fund, to be filed by amendment.
(e)(6) Service Agreement between the Registrant and DST Systems, Inc., with respect to the Hambrecht Small Cap Technology Fund, to be filed by amendment.
(e)(7) Service Agreement between the Registrant and DST Systems, Inc., with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(f)      Not Applicable.
(g)(1)   Custody Agreement dated May 31, 2000 between the Registrant and
         Hancock Bank and Trust is incorporated herein by reference to exhibit
         (g) of Post-Effective Amendment No. 35 to the Registrant's
         Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association, relating to the Champlain Small Company Fund and the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(g)(3) Custody Agreement between the Registrant and Wachovia Bank, National Association, relating to the UCM Institutional Money Market Fund, to be filed by amendment.

(g)(4) Custody Agreement between the Registrant and Wachovia Bank, National Association, relating to the Hambrecht Small Cap Technology Fund, to be filed by amendment.
(g)(5) Custody Agreement between the Registrant and Wachovia Bank, National Association, relating to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(h)(1) Administration Agreement dated January 28, 1993 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(2) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(3) Schedule dated May 31, 2003 to the Administration Agreement dated January 28, 1993 as amended and restated November 12, 2002 between the Registrant and SEI Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(8) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(4) Revised Schedule to the Administration Agreement dated January 28, 1993 as amended and restated as of November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Champlain Small Company Fund, Reaves Select Research Fund and UCM Institutional Money Market Fund, to be filed by amendment.
(h)(5) Revised Schedule to the Administration Agreement dated January 28, 1993 as amended and restated as of November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Hambrect Small Cap Technology Fund, to be filed by amendment.
(h)(6) Revised Schedule to the Administration Agreement dated January 28, 1993 as amended and restated as of November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(h)(7) Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(8) Amended Schedule A dated November 13, 2000 to the Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(9) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(h)(10) Contractual Fee Waiver Agreement dated May 31, 2005 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Family of Funds is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.

(h)(11) Form of Contractual Fee Waiver Agreement between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000290 on June 17, 2005.
(h)(12) Form of Contractual Fee Waiver Agreement between the Registrant and Liberty Corner Advisors, LLC is filed herewith.
(h)(13)  Licensing Agreement between Liberty Corner Advisors, LLC and
         Standard & Poor's pertaining to the Liberty Corner Standard
         & Poor's Commodity Index Total Return Fund to be filed by amendment.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP is filed herewith.
(j)      Not Applicable.
(k)      Not Applicable.
(l)      Not Applicable.
(m)(1) Distribution Plan dated May 31, 2000 as amended November 16, 2004, relating to the Hancock Horizon Family of Funds and the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2) Distribution Plan as approved by the Board of Trustees on February 23, 2005, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(n)(1) Amended and Restated Rule 18f-3 Plan dated November 2004 and Schedules and Certificates of Class Designation thereto is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(n)(2) Amended and Restated Rule 18f-3 Plan and Schedules and Certificates of Class Designation thereto, relating to the Hambrecht Small Cap Technology Fund, to be filed by amendment.
(n)(3) Amended and Restated Rule 18f-3 Plan and Schedules and Certificates of Class Designation thereto, relating to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(o)      Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(p)(2) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-011997 on March 16, 2000.
(p)(3) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(p)(4) Champlain Investment Partners, LLC Code of Ethics to be filed by amendment.
(p)(5)   W.H. Reaves & Co. Inc. Code of Ethics to be filed by amendment.
(p)(6) W.R. Hambrecht + Co. Asset Management, LLC Code of Ethics to be filed by amendment.
(p)(7)   Liberty Corner Advisors, LLC Code of Ethics to be filed by amendment.

ITEM 24.  Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of the Investment Advisers:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC serves as investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain Investment Partners is 346 Shelburne Road, Burlington, Vermont 05401 Champlain Investment Partners LLC is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Scott T. Brayman                                              --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Judith W. O' Connell                                          --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Van Harissis                                                  --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Deborah R. Healey                                             --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
David M. O'Neal                                               --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------

HORIZON ADVISERS

Horizon Advisers serves as investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund and Treasury Securities Money Market Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
John Portwood                                                 --                                     --
Chief Investment Strategist
---------------------------------------------- ---------------------------------- ------------------------------------------
David Lundgren                                                --                                     --
Director of Equities and Research
---------------------------------------------- ---------------------------------- ------------------------------------------
Gerald Dugal                                                  --                                     --
Director of Fixed Income and Trading
---------------------------------------------- ---------------------------------- ------------------------------------------
Aimee Forsythe                                                --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Paula Chastain                                                --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Kristy Sramek                                                 --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------

LIBERTY CORNER ADVISORS, LLC

Liberty Corner Advisors, LLC ("Liberty Corner") serves as investment adviser for the Registrant's Liberty Corner Standard & Poor's Commodity Index Total Return Fund. The principal business address for Liberty Corner is 47 Maple Street, Suite 101, Summit, New Jersey 07901. Liberty Corner is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE FILED BY AMENDMENT].

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

W.H. REAVES  & CO., INC.

W.H. Reaves & Co., Inc. ("WH Reaves") serves as investment adviser for the Registrant's Reaves Select Research Fund. The principal business address for WH

Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
John Bartlett                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Louis Cimino                                            --                                     --
Vice President and Teasurer
---------------------------------------- ---------------------------------- ------------------------------------------
William Ferer                                           --                                     --
President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Grimes                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Harmke                                           --                                     --
Assistant Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Frank McDonough                                         --                                     --
Executive Vice President and Chief
Operating Officer
---------------------------------------- ---------------------------------- ------------------------------------------
David Pass                                              --                                     --
Vice President, Secretary and Chief
Compliance Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Louis Paternoster                                       --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Jeannette Pawlowski                                     --                                     --
Assistant Secretary
---------------------------------------- ---------------------------------- ------------------------------------------
William Reaves                                          --                                     --
Chairman and Chief Executive Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Stacy Saul                                              --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Ronald Sorenson                                         --                                     --
Executive Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Rowland Wilhelm                                         --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Williams                                         --                                     --
Senior Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Kathleen Vutchetic                                      --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------


UTENDAHL CAPITAL MNAGEMENT L.P.

Utendahl Capital Management L.P. ("Utendahl") serves as investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address for Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE FILED BY AMENDMENT].

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

W.R. HAMBRECHT + CO. ASSET MANAGEMENT,LLC

W.R. Hambrecht + Co. Asset Management, LLC ("Hambrecht") serves as investment adviser for the Registrant's Hambrecht Small Cap Technology Fund. The principal business address for Hambrecht is 539 Bryant Street, Suite 100, San Francisco, CA 94107-1237. Hambrecht is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE FILED BY AMENDMENT].

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

ITEM 27.   Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                        July 15, 1982
         SEI Liquid Asset Trust                                        November 29, 1982
         SEI Tax Exempt Trust                                          December 3, 1982
         SEI Index Funds                                               July 10, 1985
         SEI Institutional Managed Trust                               January 22, 1987
         SEI Institutional International Trust                         August 30, 1988
         The Advisors' Inner Circle Fund                               November 14, 1991
         The Advisors' Inner Circle Fund II                            January 28, 1993
         Bishop Street Funds                                           January 27, 1995
         SEI Asset Allocation Trust                                    April 1, 1996
         SEI Institutional Investments Trust                           June 14, 1996
         HighMark Funds                                                February 15, 1997
         Oak Associates Funds                                          February 27, 1998
         The Nevis Fund, Inc.                                          June 29, 1998

         CNI Charter Funds                                             April 1, 1999
         Amerindo Funds Inc.                                           July 13, 1999
         iShares Inc.                                                  January 28, 2000
         iShares Trust                                                 April 25, 2000
         JohnsonFamily Funds, Inc.                                     November 1, 2000
         The MDL Funds                                                 January 24, 2001
         Causeway Capital Management Trust                             September 20, 2001
         The Japan Fund, Inc.                                          October 7, 2002
         TT International U.S.A. Master Trust                          October 6, 2003
         TT International U.S.A. Feeder Trust                          October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                           POSITION AND OFFICE                                  POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                     WITH REGISTRANT
--------------------------------------------------------------------------------------------------------
William M. Doran           Director                                                     --
Carl A. Guarino            Director                                                     --
Edward D. Loughlin         Director                                                     --
Wayne M. Withrow           Director                                                     --
Kevin Barr                 President & Chief Operating Officer                          --
Maxine Chou                Chief Financial Officer & Treasurer                          --
John Munch                 General Counsel & Secretary                                  --
Karen LaTourette           Chief Compliance Officer & Assistant Secretary               --
Mark J. Held               Senior Vice President                                        --
Lori L. White              Assistant Secretary                                          --
Robert Silvestri           Senior Financial Officer                                     --
Michael Farrell            Vice President                                               --
Maria Rinehart             Vice President                                               --
Mark Greco                 Chief Operating Officer                                      --

ITEM 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                                    Hancock Bank and Trust
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi  39502

                                    Wachovia Bank, N.A.
                                    Broad & Chestnut Streets
                                    P.O. Box 7618
                                    Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                                    SEI Investment Global Funds Services
                                    One Freedom Valley Drive
                                    Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                                    Champlain Investment Partners, LLC
                                    346 Shelburne Road
                                    Burlington, Vermont 05401

                                    Horizon Advisers
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi 39502

                                    Liberty Corner Advisors, LLC
                                    47 Maple Street, Suite 101
                                    Summit, New Jersey  07901

                                    W.H. Reaves & Co., Inc.
                                    10 Exchange Place, 18th Floor
                                    Jersey City, New Jersey 07302

                                    Utendahl Capital Management L.P.
                                    30 Broad Street, 21st Floor
                                    New York, New York 10004

                                    W.R. Hambrecht + Co. Asset Management, LLC
                                    539 Bryant Street, Suite 100 San Francisco,
                                    California 94107-1237


ITEM 29.  Management Services:

         None.


ITEM 30.  Undertakings:

         None.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 15th day of July, 2005.


                                            THE ADVISORS' INNER CIRCLE FUND II

                                             By:  /S/ JAMES F. VOLK
                                                --------------------------------
                                                 James F. Volk, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *                                      Trustee                    July 15, 2005
--------------------------------------------
John T. Cooney

              *                                      Trustee                    July 15, 2005
--------------------------------------------
William M. Doran

              *                                      Trustee                    July 15, 2005
--------------------------------------------
Robert A. Nesher

              *                                      Trustee                    July 15, 2005
--------------------------------------------
Eugene B. Peters

              *                                      Trustee                    July 15, 2005
--------------------------------------------
James M. Storey

              *                                      Trustee                    July 15, 2005
--------------------------------------------
George J. Sullivan, Jr.

              *                                      Trustee                    July 15, 2005
--------------------------------------------
Betty L. Krikorian

              *                                      Trustee                    July 15, 2005
--------------------------------------------
Charles E. Carlbom

              *                                      Trustee                    July 15, 2005
--------------------------------------------
Mitchell A. Johnson

/S/ JAMES F. VOLK                                    President                   July 15, 2005
--------------------------------------------
James F. Volk

                  *                                  Controller &               July 15, 2005
---------------------------------------------        Chief Financial Officer
Peter Golden

*By:     /S/ JAMES F. VOLK
         ------------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James Ndiaye, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JAMES F. VOLK                          Date:  JANUARY 25, 2005
---------------------------                        -----------------------------
James F. Volk
President

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ PETER GOLDEN                         Date: JANUARY 31, 2005
----------------------------------------        --------------------------------
Peter Golden
Controller and Chief Financial Officer

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ ROBERT A. NESHER                        Date:  JANUARY 29, 2005
--------------------------------                    ----------------------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JOHN T. COONEY                         Date: JANUARY 27, 2005
-------------------------------                   ------------------------------
John T. Cooney
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ WILLIAM M. DORAN                   Date:  JANUARY 25, 2005
-------------------------------               ----------------------------------
William M. Doran
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ EUGENE B. PETERS                      Date:  FEBRUARY 2, 2005
-----------------------------                     ------------------------------
Eugene B. Peters
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JAMES M. STOREY                    Date: JANUARY 29, 2005
----------------------------                  ----------------------------------
James M. Storey
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ GEORGE J. SULLIVAN                  Date: JANUARY 29, 2005
----------------------------                   -----------------------------
George J. Sullivan, Jr.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ MITCHELL A. JOHNSON                 Date: JANUARY 25, 2005
----------------------------------             ---------------------------------
Mitchell A. Johnson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ CHARLES E. CARLBOM                      Date: JANUARY 25, 2005
---------------------------------                  -----------------------------
Charles E. Carlbom
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set her hand and seal as of the date set forth below.


 /S/ BETTY L. KRIKORIAN                      Date: JANUARY 29, 2005
-----------------------------------                -----------------------------
Betty L. Krikorian
Trustee

                                  EXHIBIT INDEX

EXHIBIT NUMBER      DESCRIPTION

EX-99.D7            Form of Investment Advisory Agreement between the Registrant and Liberty Corner Advisors, LLC.
EX-99.H12           Form of Contractual Fee Waiver Agreement between the
                    Registrant and Liberty Corner Advisors, LLC.
EX-99.I             Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.